Exhibit 99.08

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J3
Start - End Dates:	1/2021 - 8/2021

Conditions Report 2.0

Loans with Conditions:	202

0 - Total Active Conditions

568 - Total Satisfied Conditions

360 - Credit Review Scope
25 - Category: Ability to Repay/Qualified Mortgage
14 - Category: Application
21 - Category: Assets
4 - Category: Credit/Mtg History
18 - Category: DTI
2 - Category: General Credit
91 - Category: HMDA
49 - Category: Income/Employment
12 - Category: Insurance
59 - Category: Legal Documents
58 - Category: Terms/Guidelines
7 - Category: Title
40 - Property Valuations Review Scope
37 - Category: Appraisal
1 - Category: FEMA
2 - Category: Property
168 - Compliance Review Scope
55 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Borrower's Interest
7 - Category: Compliance Manual
5 - Category: Documentation
2 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
2 - Category: RESPA
17 - Category: Right of Rescission
1 - Category: State Consumer Protection
69 - Category: TILA/RESPA Integrated Disclosure
50 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Assets
2 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: FEMA
46 - Compliance Review Scope
2 - Category: Borrower's Interest
11 - Category: Federal Consumer Protection
27 - Category: RESPA
6 - Category: Right of Rescission

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